SIGNIFICANT ACCOUNTING POLICIES (Schedule of Depreciation Calculated Using Straight-Line Method) (Details)	12 Months Ended
Dec. 31, 2020
Physical layer and infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets (in years)	10 - 25 (MAINLY 15, 10)
Communication network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets (in years)	3 - 15 (MAINLY 5, 10, 15)
Computers, software and hardware for information systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets (in years)	3-10 (MAINLY 3-5)
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets (in years)	7-15
Optic fibers and related assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets (in years)	7-25 (MAINLY 25)
Subscribers equipment and installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets (in years)	2-5
Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets (in years)	25
Property, leasehold improvements, furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets (in years)	(5-10 YEARS)